Inverse SP 500 Strategy Fund Performance Management - Investor Class and Class H [Member] - Inverse SP 500 Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The bar chart below shows the performance of the Investor Class shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the Investor Class shares and Class H shares of the Fund as an average over different periods of time in comparison to the performance of the Fund's underlying index. The underlying index also serves as a broad-based securities market index representing the overall domestic equity market. For additional information about the Fund's underlying index, please see Appendix A – Additional Index Information to the Fund’s Prospectus. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance Past Does Not Indicate Future [Text]	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the performance of the Investor Class shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the Investor Class shares and Class H shares of the Fund as an average over different periods of time in comparison to the performance of the Fund's underlying index. The underlying index also serves as a broad-based securities market index representing the overall domestic equity market.
Bar Chart Narrative [Text Block]	The performance information shown below for Investor Class shares is based on a calendar year.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnYear-to-Date (not reflected in chart above)June 30, 2025-4.81%Highest QuarterJune 30, 202216.72%Lowest QuarterJune 30, 2020-19.17%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2024)
Performance Table Narrative	After-tax returns shown in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only. After-tax returns for Class H shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns shown in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only. After-tax returns for Class H shares will vary.
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	800.820.0888
Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date (not reflected in chart above)
Bar Chart, Year to Date Return	(4.81%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.72%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(19.17%)
Lowest Quarterly Return, Date	Jun. 30, 2020